CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 6,416	$ 702	$ 2,819
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,869	1,956	2,100
Loss (gain) on sale of property and equipment	0	17	11
Increase (decrease) in accrued interest and exchange differences on short-term and other long-term liabilities	0	(155)	693
Stock based compensation	155	231	392
Decrease (increase) in trade receivables, net	11,097	(1,626)	(3,962)
Decrease (increase) in unbilled accounts receivable	2,593	(2,135)	(2,325)
Increase in other accounts receivable and prepaid expenses	(10)	(555)	(190)
Decrease (increase) in inventories	(683)	845	2,068
Increase (decrease) in long-term trade receivables	7	13	(52)
Decrease (increase) in deferred income taxes	1,350	879	(631)
Decrease in operating lease right-of-use assets	917	1,542	957
Increase in operating lease liabilities	(977)	(1,486)	(963)
Increase (decrease) in trade payables	(771)	1,855	(1,312)
Increase in other accounts payable and accrued expenses and deferred revenues	(229)	1,803	1,016
Decrease in customer advances	(540)	(1,462)	(5,071)
Accrued severance pay, net	(277)	(107)	(73)
Gain on divestiture of the Integrated Solutions Division	(14,888)	0	0
Net cash provided by (used in) operating activities	6,029	2,317	(4,523)
Cash flows from investing activities:
Investment in short-term deposits	0	0	(3,092)
Investment in restricted deposits	0	77	(90)
Release of short-term and long-term bank deposits	65	16,978	0
Proceeds from sale of property and equipment	0	40	70
Purchase of property and equipment	(792)	(816)	(770)
Investment in technology, know-how and patents	(169)	(59)	(897)
Proceeds from divestiture of the Integrated Solutions Division	32,621	0	0
Net cash provided by (used in) investing activities	31,725	16,220	(4,779)
Cash flows from financing activities:
Cash distribution to Company’s shareholders	(40,117)	(25,000)	0
Dividend to redeemable non-controlling interests	0	(1,935)	0
Purchase of redeemable non-controlling interest	0	(1,891)	0
Proceeds from issuance of shares upon exercise of options to employees	434	41	503
Issue of shares to non-controlling interests	0	0	50
Purchase of warrants granted	0	0	(375)
Net cash provided by (used in) financing activities	(39,683)	(28,785)	178
Effect of exchange rate changes on cash and cash equivalents	981	2,828	2,089
Decrease in cash, cash equivalents and restricted cash	(948)	(7,420)	(7,035)
Cash, cash equivalents and restricted cash at the beginning of the year, including cash attributable to discontinued operations	27,345	34,765	41,800
Cash, cash equivalents and restricted cash at the end of the year, including cash attributable to discontinued operations	26,397	27,345	34,765
Less: Cash, cash equivalents, and restricted cash attributable to discontinued operations	0	2,814	5,326
Cash, cash equivalents, and restricted cash from continuing operations	26,397	24,531	29,439
Supplemental disclosures of cash flows activities:
Cash and cash equivalents	26,397	27,093	34,531
Restricted cash	0	252	234
Total Cash, cash equivalents and restricted cash	26,397	27,345	34,765
Cash paid during the year for:
Interest	0	167	15
Income taxes	1,971	2,454	660
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 444	$ 1,167	$ 620